Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments
	Barclays Bank Group
	2018	2017
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,046	14,275
Performance guarantees, acceptances and endorsements	4,348	4,737
Total contingent liabilities	19,394	19,012
Of which: Financial guarantees carried at fair value	4

Documentary credits and other short-term trade related transactions	1,741	812
Standby facilities, credit lines and other commitments	256,027	314,761
Total commitments	257,768	315,573
Of which: Loan commitments carried at fair value	11,703